Victory Portfolios III

Victory Small Cap Stock Fund

Fund Shares and Institutional Shares

(the “Fund”)

Supplement dated February 11, 2025

to the Summary Prospectus and Prospectus dated September 1, 2024

The following pertains to Granahan Investments Management, LLC (“GIM”), a subadviser for the Fund.

1.Jennifer Pawloski is no longer a portfolio manager for the Fund. Kelvin Jiang will become the lead portfolio manager of the technology-focused sleeve of the Fund managed by GIM. The reference to Ms. Pawloski under the Portfolio Management table found on page 6 of the Summary Prospectus and Prospectus is deleted.

2.The reference to Jennifer Pawloski under the heading GIM in the Portfolio Management subsection under the section titled “Organization and Management of the Fund” found on page 18 of the Prospectus is deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Small Cap Stock Fund

Fund Shares and Institutional Shares

(the “Fund”)

Supplement dated February 11, 2025

to the Statement of Additional Information (“SAI”) dated September 1, 2024, as supplemented

The following pertains to Granahan Investments Management, LLC, a subadviser for the Fund. Jennifer Pawloski is no longer a portfolio manager of the Fund.

1.All references to Jennifer Pawloski are hereby removed from the SAI.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.